Material Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Material Accounting Policies [Abstract]
Schedule of Policies for Property, Plant and Equipment

Details as to the Company’s policies for property, plant and equipment are as follows:

Asset	Amortization method	Amortization period
Data miners	Straight-line	12 - 36 months
Equipment	Straight-line	36 and 120 months
Leasehold improvement	Straight-line	120 months
Powerplant in use	Straight-line	480 months